RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended
	Feb. 28, 2022	Feb. 28, 2021	Nov. 30, 2021
IfrsStatementLineItems [Line Items]
Receivable	$ 14,010		$ 0
Revenue	577,689	$ 8,882
Royalty income	12,068
Directors [Member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities	185,425		275,486
Revenue	207,856	0
Rent	11,056	0
Indie Flix [Member]
IfrsStatementLineItems [Line Items]
Receivable	0		$ 308,631
Royalties	154,199	0
Royalty income	12,068	0
I G E M S [Member]
IfrsStatementLineItems [Line Items]
Content curation costs	$ 19,500	$ 0